Significant Risks	6 Months Ended
Jun. 30, 2025
Significant Risks [Abstract]
Significant Risks

3. Significant Risks

Currency risk

The function currency of the Group is HK$ and these unaudited condensed consolidated financial statements are presented in US$. The Group’s sales, operation activities and assets and liabilities are predominately denominated in the function currency. The Group consider the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$. Hong Kong Monetary Authority guarantees to exchange US$ into HK$, or vice versa, at a rate close to HK$7.80 to US$1.00.

At the same time, the Group buys watches from distributors located in Hong Kong, South America, Singapore, Europe and Japan, primarily using HK$ and CHF, and sell them to customers in HK$. Any fluctuation in exchange rates against HK$ may result in higher costs of purchases.

For the six months ended June 30, 2025, the Group had $2,948,367 purchases denominated in CHF. The Group estimates that any appreciation of CHF against HK$ in the future would result in an increase in cost of purchase, and vice versa. If the Group cannot pass these increased costs on to its customers, it would negatively impact the gross profit margin and net income. Based on the same purchase volume as in the six months ended June 30, 2025, the costs related to purchases denominated in CHF would increase by $29,484 if there is a 1% appreciation of CHF against HK$. Conversely, the costs would decrease by $29,484 if there is a 1% depreciation of CHF against HK$.

The Group has not used any instruments or derivatives to manage or hedge its currency risk exposure.

Concentration and credit risks

Financial instruments that potentially subject the Group to the credit risks consist of cash and cash equivalents, restricted cash, accounts receivable, amount due from a related party, loans receivable and other current assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

The Group deposits its cash and cash equivalents and restricted cash with reputable banks located in Hong Kong and a securities broker in Thailand. As of June 30, 2025 and December 31, 2024, $4,217,560 and $3,020,683, respectively, were deposited with these banks in Hong Kong, and $1,600,000 and $nil, respectively, were deposited with a securities broker in Thailand. Balances maintained with banks in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of HK$500,000 (equivalent to $63,695), and further increased to HK$800,000 (equivalent to $101,912) effective on October 1, 2024, for each depositor at one bank, whilst the balances maintained by the Group may at times exceed the insured limits. Cash balances maintained with banks in Hong Kong and with the securities broker in Thailand are not otherwise insured by the Federal Deposit Insurance Corporation or any other similar programs. The Group has not experienced any losses in these bank accounts and management believes that the Group is not exposed to any significant credit risk on cash and cash equivalents and restricted cash.

Assets that potentially subject the Group to significant credit risks primarily consist of accounts receivable, loans receivable and other current assets. The Group performs regular and ongoing credit assessments of the counterparts’ financial conditions and credit histories. The Group also assesses historical collection trends, aging of receivables and general economic conditions. The Group considers that it has adequate controls over these receivables in order to minimize the related credit risk. As of June 30, 2025 and December 31, 2024, the balances of allowance for expected credit losses against these balances were $46,425 and $2, respectively.

For the six months ended June 30, 2025, 2024 and 2023, most of the Group’s assets were in Hong Kong. At the same time, the Group considers that it is exposed to the following concentrations of risk:

(a) Major customers

For the six months ended June 30, 2025, three customers accounted for 10% or more of the Group’s revenue. Revenue from these three customers accounted for 22%, 12% and 10% of the Group’s total revenue for that period, respectively.

For the six months ended June 30, 2024, two customers accounted for 10% or more of the Group’s revenue. Revenue from these two customers accounted for 25% and 14% of the Group’s total revenue for that period, respectively.

For the six months ended June 30, 2023, three customers accounted for 10% or more of the Group’s revenue. Revenue from these three customers accounted for 14%, 12% and 11% of the Group’s total revenue for that period, respectively.

	Six months ended June 30, 2025		As of June 30, 2025
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer A	$947,824	22%	$—
Customer B	509,600	12%	—
Customer C	444,210	10%	3,522
Total:	$1,901,634	44%	$3,522

	Six months ended June 30, 2024		As of June 30, 2024
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer B	$1,944,592	25%	$—
Customer A	1,095,823	14%	—
Total:	$3,040,415	39%	$—

	Six months ended June 30, 2023		As of June 30, 2023
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer A	$1,658,413	14%	$119,490
Customer C	1,395,760	12%	—
Customer D	1,277,263	11%	—
Total	$4,331,436	37%	$119,490

As of June 30, 2025, there were three customers whose receivables accounted for 10% or more of the Group’s total balances of accounts receivable and they accounted for 68%, 20% and 11% of the total balances of accounts receivables, respectively.

All the concentration percentages of accounts receivable are calculated before allowance for expected credit losses.

(b) Major vendors

For the six months ended June 30, 2025, three vendors accounted for 10% or more of the Group’s total purchase. Total purchase from these three vendors accounted for 22%,18% and 16% of the Group’s total purchase for that period, respectively.

For the six months ended June 30, 2024, four vendors accounted for 10% or more of the Group’s total purchase. Total purchase from these four vendors accounted for 29%, 19%, 18% and 13% of the Group’s total purchase for that period, respectively.

For the six months ended June 30, 2023, two vendors accounted for 10% or more of the Group’s total purchase. Total purchase from these two vendors accounted for 72% and 12% of the Group’s total purchase for that period, respectively.

	Six months ended June 30, 2025		As of June 30, 2025
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor A	$1,165,468	22%	$—
Vendor B	984,940	18%	—
Vendor C	840,968	16%	—
Total:	$2,991,376	56%	$—

	Six months ended June 30, 2024		As of June 30, 2024
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor A	$1,942,365	29%	$—
Vendor C	1,240,184	19%	—
Vendor D	1,209,550	18%	—
Vendor E	884,630	13%	244,380
Total:	$5,276,729	79%	$244,380

	Six months ended June 30, 2023		As of June 30, 2023
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor E	$7,776,656	72%	$242,713
Vendor D	1,271,441	12%	—
Total:	$9,048,097	84%	$242,713

As of June 30, 2025, there was one vendor whose payables accounted for 10% or more of the Group’s total balances of accounts payable and it accounted for 99% of the total balance of accounts payable.

As of December 31, 2024, there was one vendor whose payables accounted for 10% or more of the Group’s total balances of accounts payable and it accounted for 100% of the total balance of accounts payable.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group is exposed to floating interest rate risk on bank deposits and bank borrowings, particularly during periods when the interest rate is expected to significant changes. Nevertheless, given the amounts of bank deposits in question, the Group considers the related interest rate risk not material. On the other hand, as of June 30, 2025, the Group had outstanding bank borrowings of $5,195,624. The Group estimates that a 1% increase in the Hong Kong Dollar Prime Rate against bank borrowings outstanding as of June 30, 2025 would result in an increase in interest expense of $51,956 per annum whilst the Group estimates that a 1% decrease in the Hong Kong Dollar Prime Rate against bank loans outstanding on June 30, 2025 would result in a decrease in interest expense of $51,956 per annum. The Group has not used any instruments or derivatives to manage or hedge its interest rate risk exposure.